Annual Operating Expenses {- Fidelity Advisor® Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Advisor® Focused Emerging Markets Fund	Dec. 30, 2020
Fidelity Advisor Focused Emerging Markets Fund-Class A
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual operating expenses	1.39%
Fidelity Advisor Focused Emerging Markets Fund-Class M
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual operating expenses	1.68%
Fidelity Advisor Focused Emerging Markets Fund-Class C
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual operating expenses	2.18%
Fidelity Advisor Emerging Markets Fund - Class I
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual operating expenses	1.06%
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.94%